NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
NET LOSS PER SHARE
NET LOSS PER SHARE
The following table sets forth the computation of basic and diluted loss per share attributable to the Company’s common stockholders:

	Nine Months Ended September 30,
	2013	2014
Net loss per common share:
Net loss	$(25,941)	$(48,570)
Less: accretion and adjustment of Series A Preferred and Series B Preferred	(13,814)	6,879
Net loss attributable to common stockholders	$(39,755)	$(41,691)
Basic and diluted loss per common share
Basic and diluted weighted average common shares outstanding	22,195,935	30,084,010
Basic and diluted loss per common share	$(1.79)	$(1.39)

Diluted loss per share for the nine months ended September 30, 2013 and 2014 does not reflect the following weighted average potential common shares, as the effect would be antidilutive:

	Nine Months Ended September 30,
	2013	2014
Series A Preferred and Series B Preferred	5,576,955	—
Stock options	4,247,737	4,476,615
Restricted stock units	576,132	765,023

NET LOSS PER SHARE
The following table sets for the computation of basic and diluted loss per share attributable to the Company’s common stockholders:

	Year Ended December 31,
	2011	2012	2013
Net loss per common share:
Net income (loss)	$13,345	$(32,655)	$(37,913)
Less: accretion or write-up of Series A Preferred and Series B Preferred	(13,773)	(9,954)	(19,439)
Net loss attributable to common stockholders	$(428)	$(42,609)	$(57,352)
Basic and diluted loss per common share
Basic and diluted weighted average common shares outstanding	21,774,579	21,920,512	22,238,632
Basic and diluted loss per common share	$(0.02)	$(1.94)	$(2.58)

Diluted loss per share for the years ended December 31, 2011, 2012 and 2013 does not reflect the following potential common shares, as the effect would be antidilutive:

	Year Ended December 31,
	2011	2012	2013
Series A Preferred and Series B Preferred	4,064,000	4,326,853	5,576,955
Stock options	4,955,000	4,659,470	4,179,119
Restricted stock units	—	—	576,132